Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount [Abstract]
Goodwill	$ 7,319	$ 7,319
Goodwill impairment	$ 0	$ 0